STOCK COMPENSATION PLANS (Details) - USD ($)	3 Months Ended	12 Months Ended
	Nov. 30, 2017	Aug. 31, 2017	Aug. 31, 2016
Number of Shares
Balances	28,350,000	4,550,000	0
Granted	0	23,800,000	4,550,000
Exercised	0	0	0
Forfeited	0	0	0
Balances	28,350,000	28,350,000	4,550,000
Weighted- Average Exercise Price
Balances	$ 1.86	$ 1.32	$ 0
Granted	0.00	1.97	1.32
Exercised	0.00	0	0
Forfeited	0.00	0	0
Balances	$ 1.86	$ 1.86	$ 1.32
Fair Value on Grant Date
Balances	$ 35,864,990	$ 2,550,380	$ 0
Granted	0	33,314,610	2,550,380
Exercised	0	0	0
Forfeited	0	0	0
Balances	35,864,990	35,864,990	2,550,380
Intrinsic Value
Balances	663,500	663,500	0
Granted	0	0
Exercised	0	0	0
Forfeited	0	0
Balances	$ 663,500	$ 663,500	$ 663,500